Shareholder Report, Average Annual Return (Details)	9 Months Ended	12 Months Ended	35 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
C000248869
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Strategas Macro Momentum ETF
C000233882
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Strategas Macro Thematic Opportunities ETF
C000233881
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Strategas Global Policy Opportunities ETF
Without Sales Load [Member] | C000248869
Average Annual Return [Line Items]
Average Annual Return, Percent	9.28%
Without Sales Load [Member] | C000233882
Average Annual Return [Line Items]
Average Annual Return, Percent		27.99%	6.63%
Without Sales Load [Member] | C000233881
Average Annual Return [Line Items]
Average Annual Return, Percent		12.13%	5.92%
S&P 500 Index (NR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index (NR) (USD)
Average Annual Return, Percent	13.66%
S&P 500 Index (NR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index (NR) (USD)
Average Annual Return, Percent		24.50%	11.51%
MSCI ACWI Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Index (Net) (USD)
Average Annual Return, Percent		17.49%	7.91%